Provision for Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal			$ 0	$ 0
State taxes			6	5
Total current			6	5
Deferred:
Federal			(6,658)	(1,765)
State taxes			42	(503)
Total deferred			(6,616)	(2,268)
Change in valuation allowance			6,616	2,268
Total deferred			0	0
Provision for income taxes	$ 5	$ 5	$ 6	$ 5